Provision for Income Taxes - Schedule of Income Taxes (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Schedule of Income Taxes [Abstract]
(Loss) Income before taxes	$ 698,032	$ (387,781)	$ (960,807)	$ 108,418		$ 343,988
Tax credit (expense) at the effective tax rates	(386,988)		(179,863)	10,732		(124,591)
Tax effect on non-taxable income	(508)		(81,323)	(39,173)
Tax effect on non-deductible expenses	386,988		129,814			369,101
Change in valuation allowance			131,991	28,441
Tax effect on utilization of tax losses			(127,521)			(36,369)
Tax losses unable to be utilized	508		126,902
Over provision of tax in prior year			(486,706)
Tax (income) expense			$ (486,706)		[1]	$ 208,141	[1]

[1]	Re-presented as mentioned in Note 23